Leases (Tables)	3 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Maturity Profile of Lease Liabilities

The table below summarizes the maturity profile of the Company’s lease liabilities based on contractual undiscounted payments:

	Carrying amount	< 1 year	1-5 years	>5 years	Total contractual cashflows
	(EUR’000)
March 31, 2019
Lease liabilities	17,484	4,342	11,281	3,185	18,808